Consolidated schedule of investments
Delaware Ivy Wilshire Global Allocation Fund	March 31, 2023 (Unaudited)
	Principal amount°	Value (US $)
Corporate Bond — 0.20%
Consumer Staples — 0.20%
COTA Series D 144A 4.896% 10/2/23 #, <<, =	7,284,794	$ 1,274,839
Total Corporate Bond (cost $7,110,270)		1,274,839
	Number of shares
Common Stocks — 0.00%
Consumer Discretionary — 0.00%
Media Group Holdings Series H <<, †	72,709	0
Media Group Holdings Series T <<, †	9,113	0
		0
Consumer Staples — 0.00%
COTA Series B <<, =	52	0
		0
Total Common Stocks (cost $69,677,260)		0

Affiliated Mutual Funds — 99.35%<<
Alternative / Specialty Fund — 1.85%
Delaware Global Real Estate Fund Class R6	1,363,706	11,618,773
		11,618,773
Fixed Income Funds — 34.82%
Delaware High-Yield Opportunities Fund Class R6	4,734,875	15,719,784
Delaware Ivy Core Bond Fund Class R6	6,779,970	63,324,917
Delaware Ivy Emerging Markets Local Currency Debt Fund Class R6	1,616,119	12,831,988
Delaware Ivy Global Bond Fund Class R6	7,682,806	69,836,705
Delaware Ivy Government Securities Fund Class R6	5,206,310	25,562,983
Delaware Ivy Total Return Bond Fund Class R6	3,834,756	31,636,739
		218,913,116
Global / International Equity Funds — 25.82%
Delaware Ivy International Core Equity Fund Class R6	4,521,884	86,141,893
Delaware Ivy International Small Cap Fund Class R6	1,709,704	15,507,011
Delaware Ivy International Value Fund Class R6	1,701,260	26,335,507
Delaware Ivy Systematic Emerging Markets Equity Fund Class R6	1,886,422	34,370,608
		162,355,019
US Equity Funds — 36.86%
Delaware Ivy Core Equity Fund Class R6	1,946,943	34,519,303
Delaware Ivy Large Cap Growth Fund Class R6	2,479,072	68,868,631
NQ-IV984 [3/23] 5/23 (2913035)    1

Consolidated schedule of investments
Delaware Ivy Wilshire Global Allocation Fund   (Unaudited)
	Number of shares	Value (US $)

Affiliated Mutual Funds (continued)
US Equity Funds (continued)
Delaware Ivy Mid Cap Growth Fund Class R6	207,667	$ 6,273,602
Delaware Opportunity Fund Class R6	188,910	5,805,211
Delaware Small Cap Core Fund	1,022,046	26,573,196
Delaware Value Fund Class R6	5,088,740	89,714,485
		231,754,428
Total Affiliated Mutual Funds (cost $613,145,974)		624,641,336

Short-Term Investments — 0.50%
Money Market Mutual Funds — 0.50%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.72%)	794,475	794,475
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.72%)	794,475	794,475
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.84%)	794,475	794,475
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.73%)	794,475	794,475
Total Short-Term Investments (cost $3,177,900)		3,177,900
Total Value of Securities—100.05% (cost $693,111,404)		629,094,075

Liabilities Net of Receivables and Other Assets—(0.05%)		(331,311)
Net Assets Applicable to 83,935,320 Shares Outstanding—100.00%		$628,762,764
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2023, the aggregate value of Rule 144A securities was $1,274,839, which represents 0.20% of the Fund's net assets.
<<	Affiliated company.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
†	Non-income producing security.
2    NQ-IV984 [3/23] 5/23 (2913035)